Shareholder Report, Line Graph (Details) - USD ($)								12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jun. 18, 2025	Oct. 29, 2021	Aug. 22, 2018	Dec. 18, 2017	Dec. 14, 2015	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 29, 2018	Jun. 28, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2025
C000021605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus NFJ Dividend Value Fund (Class A/PNEAX) at POP
Accumulated Value	[1],[2]						$ 10,000		$ 9,143.234853	$ 10,565.13512	$ 11,566.76024	$ 12,082.14035	$ 11,051.05269	$ 14,749.61489	$ 14,136.4204	$ 15,214.00419	$ 16,938.55148	$ 17,787.55502
C000021611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus NFJ International Value Fund (Class A/AFJAX) at POP
Accumulated Value	[3],[4]						10,000		7,344.613407	8,371.791106	8,702.469957	8,827.531631	8,239.849589	11,409.48445	9,038.863739	9,913.937262	9,827.895486	12,075.38044
C000021616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at POP
Accumulated Value	[5],[6]						10,000		9,133.706418	11,096.02662	12,128.73016	12,689.15221	11,964.94297	16,301.42763	15,265.18137	16,527.82982	18,058.80099	19,358.978
C000021621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at POP
Accumulated Value	[7],[8]						10,000		8,948.170617	10,860.83448	11,625.20674	10,729.54545	8,946.044273	12,933.33206	11,499.77678	12,723.0327	13,874.88682	14,085.08155
C000021632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at POP
Accumulated Value	[9],[10]						10,000		9,312.166143	12,155.56476	12,749.0244	13,190.18381	12,012.00298	16,769.3123	15,624.42054	17,358.92072	18,128.11995	19,134.77219
C000021653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus Silvant Focused Growth Fund (Class A/PGWAX) at POP
Accumulated Value	[11],[12]						10,000		9,595.735765	11,254.48144	13,902.04851	14,846.33871	18,521.77724	27,315.75782	20,264.45957	26,814.37252	37,752.4961	44,359.25704
C000021683 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus KAR Health Sciences Fund (Class A/RAGHX) at POP
Accumulated Value	[13],[14]						10,000		8,426.773679	9,592.017141	10,095.74218	11,421.87143	12,948.98924	16,530.13587	15,909.94247	16,299.17395	17,869.19783	15,299.01056
C000021688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at POP
Accumulated Value	[15],[16]						10,000		8,638.201998	10,016.3707	11,728.01279	11,184.10126	10,937.95565	16,761.79171	12,392.11652	14,165.60945	15,517.58797	17,357.41762
C000021693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus Zevenbergen Technology Fund (Class A/RAGTX) at POP
Accumulated Value	[17],[18]						10,000		9,143.949417	12,225.15869	16,979.1645	19,086.21706	24,494.24324	35,531.40088	24,139.6906799999	31,897.38872	44,115.52871	52,534.17189
C000021714 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at POP
Accumulated Value	[19],[20]						10,000		9,351.139997	11,117.62	12,689.28293	14,412.44572	17,316.61826	26,536.86775	17,667.7185	21,702.56078	25,248.3313	32,156.47034
C000034948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at POP
Accumulated Value	[21],[22]						10,000		8,341.839808	9,990.535607	10,833.33855	10,476.81741	10,220.40228	14,993.64942	11,069.99642	11,536.80154	13,487.33196	14,243.04033
C000043488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus Income & Growth Fund (Class A/AZNAX) at POP
Accumulated Value	[23],[24]						10,000		9,259.0945	10,543.98712	11,553.58605	12,171.80637	13,033.73999	16,969.03405	13,984.84708	15,754.61354	17,737.08843	19,599.13625
C000128360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Virtus Small-Cap Fund (Class A/AZBAX) at POP
Accumulated Value	[25],[26]						10,000		8,881.013314	10,907.70613	13,085.16274	13,003.83619	11,709.59603	18,360.33288	14,612.80785	16,790.45464	18,497.4966	20,384.6534
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value							10,000		10,399.26395	12,260.32562	14,022.63885	15,483.43392	16,645.46751	23,435.84922	20,947.94939	25,052.49972	31,204.42719	35,936.15663
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index (net)
Accumulated Value							10,000		8,794.495811	10,882.78609	11,775.3692	11,917.59839	11,513.81138	16,223.49784	12,121.39998	12,333.44158	13,881.04623	16,002.91783
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FT Wilshire 5000 Index
Accumulated Value		$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	10,000		10,300.55684	12,210.03567	14,003.31041	15,271.30743	16,307.51988	23,522.73272	20,419.47465	24,304.75221	29,931.25765	34,482.93046
MSCI All Country World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index (net)
Accumulated Value							10,000		9,627.285624	11,435.6062	12,662.35344	13,389.5015899999	13,672.35995	19,040.80515	16,041.77724	18,693.30439	22,315.54661	25,923.47124
MSCI All Country World ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World ex USA Index (net)
Accumulated Value							10,000		8,975.611079	10,811.34334	11,598.16119	11,747.61452	11,183.50914	15,178.07084	12,230.42294	13,785.57425	15,387.92319	18,114.96859
MSCI All Country World Small Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Small Cap Index (net)
Accumulated Value							10,000		9,527.61886	11,478.08678	13,065.16514	12,678.74118	11,976.37584	18,452.38105	14,425.69207	16,304.24144	18,038.50742	20,486.55689
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value							10,000		10,600.12431	10,566.76033	10,524.81877	11,353.04086	12,345.20727	12,304.10642	11,037.75003	10,934.24552	11,221.88945	11,903.75845
Russell 3000 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000® Health Care Index
Accumulated Value							10,000		9,476.59028	10,857.0463	11,919.32503	13,325.30919	15,029.6375	19,461.28426	18,460.04357	19,629.54902	21,677.59184	20,347.69836
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Value Index
Accumulated Value			$ 2,500,000				10,000		10,286.01478	11,883.50637	12,688.01779	13,761.70843	12,545.68562	18,026.08351	16,796.75977	18,735.07632	21,181.26562	24,083.50808
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Value Index
Accumulated Value							10,000		9,741.813308	12,163.33314	13,756.6431	12,898.85678	10,644.5208	18,444.79071	15,441.88626	16,369.57161	18,153.15705	19,157.99506
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap® Value Index
Accumulated Value					$ 2,500,000		10,000		10,324.57084	11,968.81221	12,877.88851	13,351.96789	11,774.8318	18,023.04588	16,221.30572	17,924.99401	20,071.93494	22,387.03635
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Growth Index
Accumulated Value						$ 2,500,000	10,000		10,302.30517	12,406.36122	15,199.22082	16,955.90514	20,903.81807	29,787.40784	24,195.29982	30,753.81203	41,050.83775	48,118.49313
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Index
Accumulated Value				$ 2,500,000			10,000		9,326.948425	11,621.43487	13,662.85271	13,210.69605	12,335.47143	19,986.63393	14,950.49901	16,790.42037	18,478.89217	19,898.29269
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap® Growth Index
Accumulated Value		$ 2,500,000					10,000		9,786.011607	11,454.17871	13,575.68031	15,468.09325	17,310.53775	24,887.60395	17,527.26664	21,581.65232	24,830.16784	31,407.69573
S And P North American Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P North American Technology Index
Accumulated Value							10,000		10,769.15	14,335.04	19,324.89	21,785.13	28,472.44	41,590.38	30,765.44	41,136.29	59,471.2	70,117.31
Nasdaq Composite S000007980 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nasdaq Composite® Index
Accumulated Value							$ 10,000		$ 9,832.051952	$ 12,614.04897	$ 15,590.90256	$ 16,804.1038	$ 21,331.79861	$ 30,980.47743	$ 23,722.75351	$ 29,924.35361	$ 38,783.82278	$ 44,863.45271

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[9]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[10]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[12]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[13]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[14]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[15]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[16]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[17]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[18]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[19]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[20]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[21]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[22]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[23]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[24]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[25]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[26]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.